Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001766368
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	Mayville Engineering Company, Inc.
Entity Incorporation State Country Code	WI
Entity File Number	001-38894
Entity Tax Identification Number	39-0944729
Entity Address, Address Line One	715 South Street
Entity Address, City or Town	Mayville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53050
City Area Code	(920)
Local Phone Number	387-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false